Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Loss for the Year		$ 141,489,397	$ 29,725,202	$ 35,259,401
Accumulated Deficit		(216,066,255)	(74,650,123)
Net Cash Flows Used in Operating Activities		(62,134,740)	(30,545,848)	(39,986,720)
Proceeds from Issuance of Preferred Stocks			$ 26,377,572	$ 47,052,387
Proceeds from Convertible Notes		27,700,000
Proceeds from Issuance of Exchangeable Notes		$ 66,500,000
Proceeds from Reverse Recapitalization Transaction	$ 52,300,000
Proceeds from Sale of Shares to PIPE Investors	$ 39,600,000
Bottom of range [member] | Technology-based intangible assets [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Estimated Useful Life of Intangible Assets with Finite Lives		3 years
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Estimated Useful Life of Intangible Assets with Finite Lives		3 years
Bottom of range [member] | Brand names [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Estimated Useful Life of Intangible Assets with Finite Lives		3 years
Top of range [member] | Technology-based intangible assets [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Estimated Useful Life of Intangible Assets with Finite Lives		5 years
Top of range [member] | Customer-related intangible assets [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Estimated Useful Life of Intangible Assets with Finite Lives		5 years
Top of range [member] | Brand names [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Estimated Useful Life of Intangible Assets with Finite Lives		5 years
Common Shares A [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Proceeds from Issuance of Common Shares		$ 88,800,000
Common Shares B [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Proceeds from Issuance of Common Shares		88,800,000
Class A Through D-1 Preferred Shares [member]
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Proceeds from Issuance of Preferred Stocks		$ 88,800,000